Certain risks and concentration - Fair value measurement - Equity securities without readily determinable fair value (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Certain risks and concentration
Impairment charges to investments	$ 0	$ 1,034	$ 6,689
Fair value of investments in equity securities | item		2
Continuing and discontinued operations
Certain risks and concentration
Impairment charges to investments			$ 10,805